Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Borrowings
Short-term borrowings	¥ 142,828	$ 20,708	¥ 64,808
Current portion of long-term borrowings	29,130	4,223	1,000
Long-term borrowings, non-current portion	2,000	$ 290	43,630
Bank loans
Borrowings
Short-term borrowings	141,000		62,000
Current portion of long-term borrowings	29,130		1,000
Long-term borrowings, non-current portion			41,630
Loan from third parties
Borrowings
Short-term borrowings	1,828		2,808
Long-term borrowings, non-current portion	¥ 2,000		¥ 2,000